OTHER LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2014
OTHER LONG-LIVED ASSETS

14. OTHER LONG-LIVED ASSETS

Other long-lived assets are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Deferred employee compensation	338,139	0	0
Receivable from WoW game points refund agent (Note 19)	15,280,089	7,894,836	1,272,417
Others	462,255	453,573	73,102

Total	16,080,483	8,348,409	1,345,519